Acquisitions (Schedule of Results of Operations Giving Effect to Common Control Acquisitions) (Details) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2017		Sep. 30, 2016
Revenues and Other Income
Operating revenues—related parties		$ 648	[1]	$ 534
Operating revenues—third parties		32	[1]	22
Equity in earnings of affiliates		147	[1]	88
Other income		11	[1]	1
Total revenues and other income		838	[1]	645
Costs and Expenses
Operating and maintenance expenses		239	[1]	162
Depreciation		88	[1]	71
General and administrative expenses		52	[1]	50
Taxes other than income taxes		24	[1]	24
Interest and debt expense		72	[1]	31
Other expenses	[1]	1
Total costs and expenses		476	[1]	338
Income before income taxes		362	[1]	307
Provision for income taxes		2	[1]	1
Net Income		360	[1]	306
Less: Net income attributable to Predecessors		61	[1]	103
Net income attributable to the Partnership		299	[1]	203
Less: General partner’s interest in net income attributable to the Partnership		112	[1]	63
Limited partners’ interest in net income attributable to the Partnership		187	[1]	$ 140
Phillips 66 Partners LP (As Previously Reported)
Revenues and Other Income
Operating revenues—related parties		563
Operating revenues—third parties		32
Equity in earnings of affiliates		111
Other income		7
Total revenues and other income		713
Costs and Expenses
Operating and maintenance expenses		188
Depreciation		82
General and administrative expenses		48
Taxes other than income taxes		23
Interest and debt expense		71
Other expenses		1
Total costs and expenses		413
Income before income taxes		300
Provision for income taxes		1
Net Income		299
Less: Net income attributable to Predecessors		0
Net income attributable to the Partnership		299
Less: General partner’s interest in net income attributable to the Partnership		112
Limited partners’ interest in net income attributable to the Partnership		187
Acquired Assets Predecessor | Bakken Acquisition | Phillips 66 | Phillips 66
Revenues and Other Income
Operating revenues—related parties		85
Operating revenues—third parties		0
Equity in earnings of affiliates		36
Other income		4
Total revenues and other income		125
Costs and Expenses
Operating and maintenance expenses		51
Depreciation		6
General and administrative expenses		4
Taxes other than income taxes		1
Interest and debt expense		1
Other expenses		0
Total costs and expenses		63
Income before income taxes		62
Provision for income taxes		1
Net Income		61
Less: Net income attributable to Predecessors		61
Net income attributable to the Partnership		0
Less: General partner’s interest in net income attributable to the Partnership		0
Limited partners’ interest in net income attributable to the Partnership		$ 0

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.